Unaudited Condensed Consolidated Statements of Operations - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenues
Commissions (including $267,942 and $403,181, respectively, to related party)	$ (2,111,837)	$ (1,314,020)
Operating expenses / (income)
Voyage expenses, net	(1,810,534)	2,509,350
Vessel operating expenses (including $149,196 and $128,598, respectively, to related party)	11,056,328	12,838,729
Dry-docking expenses	767,454	419,473
Vessel depreciation	5,798,940	6,430,572
Related party management fees	2,082,405	2,182,187
General and administrative expenses (including $727,500 and $747,500 to related party, respectively)	1,717,310	1,648,591
Net gain on sale of vessel (including $50,200 and $0 to related party, respectively)	0	(2,083,596)
Total operating expenses	19,611,903	23,945,306
Operating income / (loss)	10,879,491	(3,458,282)
Other income / (expenses)
Interest and other financing costs	(3,035,982)	(3,527,620)
Gain on derivatives, net	(528,070)	(114,962)
Foreign exchange gain / (loss)	(6,422)	(34,763)
Interest income	46,400	22,859
Total other expenses, net	(3,524,074)	(3,654,486)
Net income / (loss)	7,355,417	(7,112,768)
Net loss attributable to the non-controlling interest	(511,747)	338,575
Net income / (loss) attributable to controlling shareholders	$ 6,843,670	$ (6,774,193)
Earnings / (loss) per share attributable to controlling shareholders – basic (in dollars per share)	$ 2.45	$ (2.47)
Weighted average number of shares outstanding during the year, basic (in shares)	2,791,262	2,737,297
(Loss) / earnings per share attributable to controlling shareholders, diluted (in dollars per share)	$ 2.41	$ (2.47)
Weighted average number of shares outstanding during the period, diluted (in shares)	2,837,146	2,737,297
Time Charter Revenue [Member]
Revenues
Revenue	$ 32,603,231	$ 21,801,044
Voyage Charter Revenue [Member]
Revenues
Net revenue	$ 30,491,394	$ 20,487,024